Investment Properties (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about investment property [abstract]
Summary of Changes in Investment Properties

Changes in investment properties account for the years ended December 31, 2024 and 2023 are as follows:

	Land	Land Improvements	Building	Total
	(in million pesos)
December 31, 2024
Balances at beginning of the year	1,184	12	119	1,315
Net gains from fair value adjustments charged to profit or loss	17	—	6	23
Disposals during the year	(14)	—	—	(14)
Transfers from property and equipment - net	1,695	—	(19)	1,676
Balances at end of the year	2,882	12	106	3,000

December 31, 2023
Balances at beginning of the year	858	2	155	1,015
Net gains (losses) from fair value adjustments charged to profit or loss	58	8	(36)	30
Transfers from property and equipment	363	2	2	367
Disposals during the year	(95)	—	(2)	(97)
Balances at end of the year	1,184	12	119	1,315